UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Frontier Asset Absolute Return ETF

Ticker: FARX

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Frontier Asset Absolute Return ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Absolute Return ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,967,563	12	$-	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Short-Term Bond ETF	25.7%
American Beacon Ahl Trend ETF	18.8%
Harbor Commodity All Weather Strategy ETF	10.8%
WisdomTree Floating Rate Treasury Fund ETF	10.1%
JPMorgan Ultra-Short Income ETF	7.9%
iMGP DBi Managed Futures Strategy ETF	6.2%
iShares High Yield Systematic Bond ETF	5.1%
Janus Henderson AAA CLO ETF	4.0%
iShares U.S. Small-Capital Equity Factor ETF	3.8%
iShares MSCI USA Momentum Factor ETF	2.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FARX-SAR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Core Bond ETF

Ticker: FCBD

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Frontier Asset Core Bond ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Core Bond ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$42,324,246	7	$41,041	4%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Intermediate-Term Treasury ETF	25.3%
TCW Flexible Income ETF	24.1%
JPMorgan Core Plus Bond ETF	18.6%
Regan Floating Rate MBS ETF	9.9%
WisdomTree Floating Rate Treasury Fund ETF	9.8%
JPMorgan Ultra-Short Income ETF	6.7%
iShares Investment Grade Systematic Bond ETF	5.3%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCBD-SAR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Opportunistic Credit ETF

Ticker: FOPC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Frontier Asset Opportunistic Credit ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Opportunistic Credit ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,076,594	10	$20,607	9%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
TCW Flexible Income ETF	25.2%
Vanguard Intermediate-Term Treasury ETF	17.2%
iShares Investment Grade Systematic Bond ETF	16.0%
Franklin Senior Loan ETF	11.1%
iShares MBS ETF	7.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.5%
PIMCO Multi Sector Bond Active ETF	4.5%
Schwab US TIPS ETF	4.0%
Janus Henderson AAA CLO ETF	4.0%
T Rowe Price Floating Rate ETF	3.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FOPC-SAR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Global Small Cap Equity ETF

Ticker: FGSM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Frontier Asset Global Small Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Global Small Cap Equity ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$60,778,108	6	$52,715	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis International Small Capital Value ETF	29.2%
iShares Core S&P Small-Capital ETF	21.9%
iShares International Small-Capital Equity Factor ETF	17.2%
iShares U.S. Small-Capital Equity Factor ETF	16.7%
Avantis U.S. Small Capital Value ETF	7.6%
Neuberger Berman Small-Mid Capital ETF, Cl M	7.1%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FGSM-SAR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Total International Equity ETF

Ticker: FINT

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Frontier Asset Total International Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Total International Equity ETF	$23	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$46,729,658	7	$37,786	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis Emerging Markets Equity ETF	24.1%
iShares MSCI International Quality Factor ETF	17.2%
iShares International Equity Factor ETF	15.8%
iShares Emerging Markets Equity Factor ETF	14.5%
Vanguard International Dividend Appreciation ETF	12.5%
Cambria Foreign Shareholder Yield ETF	8.3%
Franklin International Low Volatility High Dividend Index ETF	7.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FINT-SAR-2025

The Advisors' Inner Circle Fund II

Frontier Asset U.S. Large Cap Equity ETF

Ticker: FLCE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Frontier Asset U.S. Large Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset U.S. Large Cap Equity ETF	$21	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$41,654,165	7	$25,660	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
T Rowe Price US Equity Research ETF	24.6%
iShares MSCI USA Quality Factor ETF	19.2%
JPMorgan Active Value ETF	15.6%
Vanguard Dividend Appreciation ETF	12.4%
JPMorgan Active Growth ETF	11.3%
T Rowe Price Capital Appreciation Equity ETF	11.2%
GMO US Quality ETF	5.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-383

  https://funds.frontierasset.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FLCE-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

FRONTIER ASSET MANAGEMENT

April 30, 2025

Semi-Annual Financials and Other Information

Investment Adviser:
Frontier Asset Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs APRIL 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Glossary	7
Statements of Assets and Liabilities	8
Statements of Operations	11
Statements of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	23
Other Information (Form N-CSRS Items 8-11)	44

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs ABSOLUTE RETURN ETF APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.1%
	Shares	Value
American Beacon Ahl Trend ETF	95,040	$2,062,435
Avantis International Small Capital Value ETF	3,388	245,698
Harbor Commodity All Weather Strategy ETF	50,776	1,188,666
iMGP DBi Managed Futures Strategy ETF	27,016	682,424
iShares High Yield Systematic Bond ETF	11,968	555,076
iShares MSCI USA Momentum Factor ETF	1,320	276,712
iShares U.S. Small-Capital Equity Factor ETF	6,776	413,539
Janus Henderson AAA CLO ETF	8,712	440,304
JPMorgan Ultra-Short Income ETF	17,072	864,697
Vanguard Dividend Appreciation ETF	1,100	210,133
Vanguard Short-Term Bond ETF	35,772	2,818,118
WisdomTree Floating Rate Treasury Fund ETF	22,000	1,106,380
		10,864,182
Total Exchange-Traded Funds
(Cost $11,025,971)		10,864,182

Total Investments - 99.1%
(Cost $11,025,971)		$10,864,182

Percentages are based on Net Assets of $10,967,563.

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs CORE BOND ETF APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.7%
	Shares	Value
iShares Investment Grade Systematic Bond ETF	49,966	$2,233,480
JPMorgan Core Plus Bond ETF	167,635	7,873,816
JPMorgan Ultra-Short Income ETF	55,605	2,816,393
Regan Floating Rate MBS ETF	164,008	4,179,744
TCW Flexible Income ETF	260,454	10,217,610
Vanguard Intermediate-Term Treasury ETF	178,616	10,711,602
WisdomTree Floating Rate Treasury Fund ETF	82,834	4,165,722
		42,198,367
Total Exchange-Traded Funds
(Cost $41,563,874)		42,198,367

Total Investments - 99.7%
(Cost $41,563,874)		$42,198,367

Percentages are based on Net Assets of $42,324,246.

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs OPPORTUNISTIC CREDIT ETF APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.5%
	Shares	Value
Franklin Senior Loan ETF	162,608	$3,896,088
iShares Investment Grade Systematic Bond ETF	125,662	5,617,091
iShares MBS ETF	26,231	2,460,206
Janus Henderson AAA CLO ETF	27,447	1,387,171
PIMCO Multi Sector Bond Active ETF	60,252	1,578,000
Schwab US TIPS ETF	52,798	1,416,570
T Rowe Price Floating Rate ETF	26,974	1,371,628
TCW Flexible Income ETF	225,503	8,846,483
Vanguard Intermediate-Term Treasury ETF	100,856	6,048,334
Vanguard Short-Term Inflation-Protected Securities ETF	45,679	2,293,543
		34,915,114
Total Exchange-Traded Funds
(Cost $34,424,904)		34,915,114

Total Investments - 99.5%
(Cost $34,424,904)		$34,915,114

Percentages are based on Net Assets of $35,076,594.

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs GLOBAL SMALL CAP EQUITY ETF APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
Avantis International Small Capital Value ETF	244,530	$17,733,316
Avantis U.S. Small Capital Value ETF	55,822	4,611,455
iShares Core S&P Small-Capital ETF	132,639	13,281,143
iShares International Small-Capital Equity Factor ETF	294,918	10,466,640
iShares U.S. Small-Capital Equity Factor ETF	166,231	10,145,078
Neuberger Berman Small-Mid Capital ETF, Class M	183,768	4,285,470
		60,523,102
Total Exchange-Traded Funds
(Cost $62,386,705)		60,523,102

Total Investments - 99.6%
(Cost $62,386,705)		$60,523,102

Percentages are based on Net Assets of $60,778,108.

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs TOTAL INTERNATIONAL EQUITY ETF APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Value
Avantis Emerging Markets Equity ETF	186,025	$11,256,373
Cambria Foreign Shareholder Yield ETF	143,150	3,863,618
Franklin International Low Volatility High Dividend Index ETF	109,025	3,493,161
iShares Emerging Markets Equity Factor ETF	144,900	6,771,177
iShares International Equity Factor ETF	229,075	7,383,087
iShares MSCI International Quality Factor ETF	194,775	8,032,521
Vanguard International Dividend Appreciation ETF	67,725	5,841,959
		46,641,896
Total Exchange-Traded Funds
(Cost $44,034,491)		46,641,896

Total Investments - 99.8%
(Cost $44,034,491)		$46,641,896

Percentages are based on Net Assets of $46,729,658.

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs U.S. LARGE CAP EQUITY ETF APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.4%
	Shares	Value
GMO US Quality ETF	68,034	$2,091,365
iShares MSCI USA Quality Factor ETF	47,328	8,015,944
JPMorgan Active Growth ETF	62,640	4,693,615
JPMorgan Active Value ETF	105,444	6,497,459
T Rowe Price Capital Appreciation Equity ETF	145,638	4,663,329
T Rowe Price US Equity Research ETF	293,364	10,241,337
Vanguard Dividend Appreciation ETF	27,144	5,185,318
		41,388,367
Total Exchange-Traded Funds
(Cost $43,981,660)		41,388,367

Total Investments - 99.4%
(Cost $43,981,660)		$41,388,367

Percentages are based on Net Assets of $41,654,165.

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs APRIL 30, 2025 (Unaudited)

GLOSSARY (abbreviations which may be used in the preceding Schedules of Investments):

CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs
APRIL 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Frontier Asset Absolute Return ETF	Frontier Asset Core Bond ETF
Assets:
Investments, at Value (Cost $11,025,971 and $41,563,874)	$10,864,182	$42,198,367
Cash	108,671	145,917
Receivable from Investment Advisor	18,906	15,073
Receivable for Capital Shares Sold	25	25
Other Prepaid Expenses	5,945	8,651
Total Assets	10,997,729	42,368,033
Liabilities:
Audit Fees Payable	11,178	11,161
Custody Fees Payable	4,092	3,974
Printing Fees Payable	2,833	6,731
Legal Fees Payable	2,791	6,737
Payable for Trustees fees	2,424	3,347
Chief Compliance Officer Fees Payable	258	–
Other Accrued Expenses and Other Payables	6,590	11,837
Total Liabilities	30,166	43,787
Commitments and Contingencies†
Net Assets	$10,967,563	$42,324,246
Net Assets Consist of:
Paid-in Capital	$11,076,875	$41,383,835
Total Distributable Earnings/(Loss)	(109,312)	940,411
Net Assets	$10,967,563	$42,324,246
Shares:
Net Assets	$10,967,563	$42,324,246
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	440,001	1,660,001
Net Asset Value, Offering and Redemption Price Per Share	$24.93	$25.50

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs
APRIL 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Frontier Asset Opportunistic Credit ETF	Frontier Asset Global Small Cap Equity ETF
Assets:
Investments, at Value (Cost $34,424,904 and $62,386,705)	$34,915,114	$60,523,102
Cash	179,009	283,946
Receivable from Investment Advisor	15,306	16,963
Receivable for Capital Shares Sold	25	25
Other Prepaid Expenses	5,818	5,818
Total Assets	35,115,272	60,829,854
Liabilities:
Audit Fees Payable	11,168	11,162
Printing Fees Payable	5,505	8,716
Legal Fees Payable	5,480	8,662
Custody Fees Payable	3,983	4,219
Payable for Trustees fees	3,116	5,238
Chief Compliance Officer Fees Payable	189	440
Other Accrued Expenses and Other Payables	9,237	13,309
Total Liabilities	38,678	51,746
Commitments and Contingencies†
Net Assets	$35,076,594	$60,778,108
Net Assets Consist of:
Paid-in Capital	$34,517,191	$62,752,204
Total Distributable Earnings/(Loss)	559,403	(1,974,096)
Net Assets	$35,076,594	$60,778,108
Shares:
Net Assets	$35,076,594	$60,778,108
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,380,001	2,470,001
Net Asset Value, Offering and Redemption Price Per Share	$25.42	$24.61

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	Frontier ETFs
APRIL 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Frontier Asset Total International Equity ETF	Frontier Asset U.S. Large Cap Equity ETF
Assets:
Investments, at Value (Cost $44,034,491 and $43,981,660)	$46,641,896	$41,388,367
Cash	110,117	285,007
Receivable from Investment Advisor	16,491	15,831
Receivable for Capital Shares Sold	25	25
Other Prepaid Expenses	5,818	5,829
Total Assets	46,774,347	41,695,059
Liabilities:
Audit Fees Payable	11,164	11,167
Printing Fees Payable	6,989	6,030
Legal Fees Payable	6,967	5,999
Custody Fees Payable	4,332	4,034
Payable for Trustees fees	4,114	3,778
Chief Compliance Officer Fees Payable	184	229
Other Accrued Expenses and Other Payables	10,939	9,657
Total Liabilities	44,689	40,894
Commitments and Contingencies†
Net Assets	$46,729,658	$41,654,165
Net Assets Consist of:
Paid-in Capital	$44,084,663	$44,274,858
Total Distributable Earnings/(Loss)	2,644,995	(2,620,693)
Net Assets	$46,729,658	$41,654,165
Shares:
Net Assets	$46,729,658	$41,654,165
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,750,001	1,740,001
Net Asset Value, Offering and Redemption Price Per Share	$26.70	$23.94

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
For the Period Ended
APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	Frontier Asset Absolute Return ETF(1)	Frontier Asset Core Bond ETF(1)
Investment Income:
Dividends	$102,759	$737,197
Interest	1,081	3,797
Total Investment Income	103,840	740,994
Expenses:
Administration Fees	25,315	25,315
Investment Advisory Fees	23,266	103,412
Trustees' Fees	3,018	6,977
Chief Compliance Officer Fees	643	1,762
Audit Fees	11,183	11,185
Custodian Fees	6,434	6,480
Registration and Filing Fees	5,487	7,036
Offering Costs	3,620	4,219
Printing Fees	2,992	7,471
Legal Fees	2,898	7,233
Other Expenses	4,352	10,008
Total Expenses	89,208	191,098
Less:
Waiver of Investment Advisory Fees	(23,266)	(62,371)
Reimbursement from Adviser	(17,360)	–
Waiver of Administration Fees	(25,315)	(25,315)
Net Expenses	23,267	103,412
Net Investment Income	80,573	637,582
Net Realized Gain (Loss) on:
Investments	33,032	84,496
Net Realized Gain	33,032	84,496
Net Change in Unrealized Appreciation (Depreciation) on:
Investments(2)	(161,789)	634,493
Net Change in Unrealized Appreciation (Depreciation)	(161,789)	634,493
Net Realized and Unrealized Gain (Loss)	(128,757)	718,989
Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,184)	$1,356,571

(1)	Commenced operations on December 19, 2024.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
For the Period Ended
APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	Frontier Asset Opportunistic Credit ETF(1)	Frontier Asset Global Small Cap Equity ETF(1)
Investment Income:
Dividends	$490,530	$92,074
Interest	2,267	2,682
Total Investment Income	492,797	94,756
Expenses:
Investment Advisory Fees	75,179	121,701
Administration Fees	25,315	25,315
Trustees' Fees	5,600	8,053
Chief Compliance Officer Fees	1,380	2,175
Audit Fees	11,184	11,185
Registration and Filing Fees	6,669	7,894
Custodian Fees	6,450	6,756
Printing Fees	5,999	9,433
Legal Fees	5,811	9,144
Offering Costs	4,008	3,981
Other Expenses	7,471	10,365
Total Expenses	155,066	216,002
Less:
Waiver of Investment Advisory Fees	(54,572)	(68,986)
Waiver of Administration Fees	(25,315)	(25,315)
Net Expenses	75,179	121,701
Net Investment Income(Loss)	417,618	(26,945)
Net Realized Gain (Loss) on:
Investments	(62,207)	(73,972)
Net Realized Loss	(62,207)	(73,972)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments(2)	490,210	(1,863,603)
Net Change in Unrealized Appreciation (Depreciation)	490,210	(1,863,603)
Net Realized and Unrealized Gain (Loss)	428,003	(1,937,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	$845,621	$(1,964,520)

(1)	Commenced operations on December 19, 2024.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
For the Period Ended
APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	Frontier Asset Total International Equity ETF(1)	Frontier Asset U.S. Large Cap Equity ETF(1)
Investment Income:
Dividends	$54,912	$66,869
Interest	1,249	2,518
Total Investment Income	56,161	69,387
Expenses:
Investment Advisory Fees	98,982	81,682
Administration Fees	25,315	25,315
Trustees' Fees	6,821	5,924
Chief Compliance Officer Fees	1,776	1,504
Audit Fees	11,185	11,185
Printing Fees	7,648	6,558
Legal Fees	7,409	6,353
Registration and Filing Fees	7,178	7,067
Custodian Fees	6,539	6,422
Offering Costs	3,974	3,853
Other Expenses	8,666	7,156
Total Expenses	185,493	163,019
Less:
Waiver of Investment Advisory Fees	(61,196)	(56,022)
Waiver of Administration Fees	(25,315)	(25,315)
Net Expenses	98,982	81,682
Net Investment Loss	(42,821)	(12,295)
Net Realized Gain (Loss) on:
Investments	80,411	(9,549)
Net Realized Gain (Loss)	80,411	(9,549)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments(2)	2,607,405	(2,593,293)
Net Change in Unrealized Appreciation (Depreciation)	2,607,405	(2,593,293)
Net Realized and Unrealized Gain (Loss)	2,687,816	(2,602,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,644,995	$(2,615,137)

(1)	Commenced operations on December 19, 2024.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
(Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Absolute Return ETF	Frontier Asset Core Bond ETF
	Period Ended, April 30, 2025(1)	Period Ended, April 30, 2025(1)
Operations:
Net Investment Income	$80,573	$637,582
Net Realized Gain	33,032	84,496
Net Change in Unrealized Appreciation (Depreciation)	(161,789)	634,493
Net Increase (Decrease) in Net Assets Resulting From Operations	(48,184)	1,356,571
Distributions:	(61,128)	(416,160)
Total Distributions	(61,128)	(416,160)
Capital Share Transactions:
Shares
Issued	13,337,102	59,512,630
Redeemed	(2,260,227)	(18,128,795)
Net Shares Transactions	11,076,875	41,383,835
Net Increase in Net Assets From Capital Share Transactions	11,076,875	41,383,835
Total Increase in Net Assets	10,967,563	42,324,246
Net Assets:
Beginning of Period	–	–
End of Period	$10,967,563	$42,324,246

(1)	Commenced operations on December 19, 2024.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
(Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Opportunistic Credit ETF	Frontier Asset Global Small Cap Equity ETF
	Period Ended, April 30, 2025(1)	Period Ended, April 30, 2025(1)
Operations:
Net Investment Income/Loss	$417,618	$(26,945)
Net Realized Loss	(62,207)	(73,972)
Net Change in Unrealized Appreciation (Depreciation)	490,210	(1,863,603)
Net Increase (Decrease) in Net Assets Resulting From Operations	845,621	(1,964,520)
Distributions:	(286,218)	(9,576)
Total Distributions	(286,218)	(9,576)
Capital Share Transactions:
Shares
Issued	40,029,525	66,881,664
Redeemed	(5,512,334)	(4,129,460)
Net Shares Transactions	34,517,191	62,752,204
Net Increase in Net Assets From Capital Share Transactions	34,517,191	62,752,204
Total Increase in Net Assets	35,076,594	60,778,108
Net Assets:
Beginning of Period	–	–
End of Period	$35,076,594	$60,778,108

(1)	Commenced operations on December 19, 2024.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
(Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Total International Equity ETF	Frontier Asset U.S. Large Cap Equity ETF
	Period Ended, April 30, 2025(1)	Period Ended, April 30, 2025(1)
Operations:
Net Investment Loss	$(42,821)	$(12,295)
Net Realized Gain (Loss)	80,411	(9,549)
Net Change in Unrealized Appreciation (Depreciation)	2,607,405	(2,593,293)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,644,995	(2,615,137)
Distributions:	–	(5,556)
Total Distributions	–	(5,556)
Capital Share Transactions:
Shares
Issued	49,452,028	45,008,036
Redeemed	(5,367,365)	(733,178)
Net Shares Transactions	44,084,663	44,274,858
Net Increase in Net Assets From Capital Share Transactions	44,084,663	44,274,858
Total Increase in Net Assets	46,729,658	41,654,165
Net Assets:
Beginning of Period	–	–
End of Period	$46,729,658	$41,654,165

(1)	Commenced operations on December 19, 2024.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
absolute return etf
(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended April 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.19
Net Realized and Unrealized Loss	(0.12)
Total from Investment Operations	0.07
Dividends and Distributions:
Net Investment Income	(0.14)
Total Dividends and Distributions	(0.14)
Net Asset Value, End of Period	$24.93
Total Return†	0.26%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,968
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)(2)	2.30	%††
Ratio of Net Investment Income to Average Net Assets (3)	2.08	%††
Portfolio Turnover Rate	0	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
CORE BOND ETF
(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended April 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.35
Net Realized and Unrealized Gain	0.37
Total from Investment Operations	0.72
Dividends and Distributions:
Net Investment Income	(0.22)
Total Dividends and Distributions	(0.22)
Net Asset Value, End of Period	$25.50
Total Return†	2.89%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$42,324
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)(2)	1.11	%††
Ratio of Net Investment Income to Average Net Assets (3)	3.70	%††
Portfolio Turnover Rate	4	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
OPPORTUNISTIC CREDIT ETF
(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended April 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.31
Net Realized and Unrealized Gain	0.31
Total from Investment Operations	0.62
Dividends and Distributions:
Net Investment Income	(0.20)
Total Dividends and Distributions	(0.20)
Net Asset Value, End of Period	$25.42
Total Return†	2.48%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$35,077
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)(2)	1.24	%††
Ratio of Net Investment Income to Average Net Assets (3)	3.33	%††
Portfolio Turnover Rate	9	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
GLOBAL SMALL CAP EQUITY ETF
(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended April 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Loss	(0.38)
Total from Investment Operations	(0.39)
Net Asset Value, End of Period	$24.61
Total Return†	(1.54)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$60,778
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)(2)	1.06	%††
Ratio of Net Investment Loss to Average Net Assets (3)	(0.13	)%††
Portfolio Turnover Rate	0	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
TOTAL INTERNATIONAL EQUITY ETF
(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended April 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Loss*	(0.02)
Net Realized and Unrealized Gain	1.72
Total from Investment Operations	1.70
Net Asset Value, End of Period	$26.70
Total Return†	6.80%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$46,730
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)(2)	1.12	%††
Ratio of Net Investment Loss to Average Net Assets (3)	(0.26	)%††
Portfolio Turnover Rate	0	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs
U.S LARGE CAP EQUITY ETF
(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended April 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Loss	(1.05)
Total from Investment Operations	(1.06)
Net Asset Value, End of Period	$23.94
Total Return†	(4.23)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$41,654
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)(2)	1.20	%††
Ratio of Net Investment Loss to Average Net Assets (3)	(0.09	)%††
Portfolio Turnover Rate	0	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF (each a “Fund” and collectively the “Funds”). The investment objective of the Frontier Asset Absolute Return ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF is to seek to achieve long-term total return. The investment objective of the Frontier Asset Core Bond ETF and Frontier Asset Opportunistic Credit ETF is to seek to provide high income consistent with the preservation of capital. Frontier Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Funds. The Funds are each classified as a diversified investment company under the 1940 Act. The Funds commenced operation on December 19, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units”. Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Funds did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

As of and during the period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the periods, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the period ended April, 2025, the Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF incurred offering costs of $3,620, $4,219, $4,008, $3,981, $3,974 and $3,853, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2025, the Funds paid and reimbursed $25,315, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement & Investment Sub-Advisory Agreement:

The Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Funds under any plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of each Fund’s average daily net assets.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund’s portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund up to $1 billion and 0.03% based on the average daily net assets of each Fund when assets exceed $1 billion, subject to a minimum annual fee of $20,000 for the first ETF, a $15,000 minimum for the second through fourth ETF and a $10,000 minimum for the fifth and sixth ETF.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

6. Investment Transactions:

For the period ended April 30, 2025, the Frontier Asset Absolute Return ETF made purchases of $13,232,101 and sales of $2,239,162 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $13,232,101 and in-kind redemptions of $2,239,162, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $33,032.

For the period ended April 30, 2025, the Frontier Asset Core Bond ETF made purchases of $61,628,411 and sales of $20,149,033 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $59,315,121 and in-kind redemptions of $18,029,352, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $87,129.

For the period ended April 30, 2025, the Frontier Asset Opportunistic Credit ETF made purchases of $43,218,487 and sales of $8,731,376 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $39,861,168 and in-kind redemptions of $5,489,514, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $13,184.

For the period ended April 30, 2025, the Frontier Asset Small Cap Equity ETF made purchases of $66,570,896 and sales of $4,110,219 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $66,570,896 and in-kind redemptions of $4,110,219, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized losses on in-kind redemptions were $73,972.

For the period ended April 30, 2025, the Frontier Asset Total International Equity ETF made purchases of $49,309,795 and sales of $5,355,716 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $49,309,795 and in-kind redemptions of $5,355,716, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $80,411.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

For the period ended April 30, 2025, the Frontier Asset U.S. Large Cap Equity ETF made purchases of $44,720,043 and sales of $728,833 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $44,720,043 and in-kind redemptions of $728,833, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized losses on in-kind redemptions were $9,549.

7. Share Transactions:

Period Ended April 30, 2025 (Unaudited)
Frontier Asset Absolute Return ETF
Issued	530,001
Redeemed	(90,000)
Total Frontier Asset Absolute Return ETF Shares Transactions	440,001
Frontier Asset Core Bond ETF
Issued	2,380,001
Redeemed	(720,000)
Total Frontier Asset Core Bond ETF Shares Transactions	1,660,001
Frontier Asset Opportunistic Credit ETF
Issued	1,600,001
Redeemed	(220,000)
Total Frontier Asset Opportunistic Credit ETF Shares Transactions	1,380,001
Frontier Asset Global Small Cap Equity ETF
Issued	2,640,001
Redeemed	(170,000)
Total Frontier Asset Global Small Cap Equity ETF Shares Transactions	2,470,001
Frontier Asset Total International Equity ETF
Issued	1,960,001
Redeemed	(210,000)
Total Frontier Asset Total International Equity ETF Shares Transactions	1,750,001
Frontier Asset U.S. Large Cap Equity ETF
Issued	1,770,001
Redeemed	(30,000)
Total Frontier Asset U.S. Large Cap Equity ETF Shares Transactions	1,740,001

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Frontier Asset Absolute Return ETF	$11,025,971	$154,121	$(315,910)	$(161,789)
Frontier Asset Core Bond ETF	41,563,874	648,575	(14,082)	634,493
Frontier Asset Opportunistic Credit ETF	34,424,904	555,747	(65,537)	490,210
Frontier Asset Global Small Cap Equity ETF	62,386,705	2,782,159	(4,645,762)	(1,863,603)
Frontier Asset Total International Equity ETF	44,034,491	2,607,405	—	2,607,405
Frontier Asset U.S. Large Cap Equity ETF	43,981,660	—	(2,593,293)	(2,593,293)

9. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Asset-Backed Securities Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk (Absolute Return ETF and Opportunistic Credit ETF) – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Funds hold a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Funds, and that the Funds’ rights to collateral may be limited by bankruptcy or insolvency laws. Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Collateralized Loan Obligations (“CLOs”) Risk (Absolute Return ETF and Opportunistic Credit ETF) – Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) Risk (Absolute Return ETF) – CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO tranche.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Commercial Mortgage-Backed Securities Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Paper Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodities Risk (Absolute Return ETF) – Commodities include, among other things, energy products, agricultural products, metals and oil. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, metals, oil, and agriculture sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

Convertible Securities Risk (Absolute Return ETF and Opportunistic Credit ETF) – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Corporate Fixed Income Securities Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – Corporate fixed-income securities are fixed-income securities issued by public and private businesses. Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security.

Credit Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (Absolute Return ETF) – The Fund may have exposure to foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by the imposition of currency controls or other political developments in the United States or abroad. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.

Depositary Receipts Risk (Global Small Cap Equity ETF and Total International Equity ETF) – Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk (Absolute Return ETF) – An underlying ETF’s use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the underlying ETF. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the underlying ETF would like. Swaps are also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause an underlying ETF in which the Fund invests to lose more than the principal amount invested in a derivative instrument, which in turn could cause losses for the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Emerging Markets Securities Risk (Absolute Return ETF, Global Small Cap Equity ETF and Total International Equity ETF) – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF and U.S. Large Cap Equity ETF) – Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETF Risks (All Funds) – The Funds are an ETF and, as a result of this structure, they are exposed to the following risks:

Cash Transactions Risk – Like other ETFs, the Funds sell and redeem its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Funds expect to effect their creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Funds may be less tax-efficient than an investment in other ETFs as the Funds may recognize a capital gain that they could have avoided by making redemptions in-kind. As a result, the Funds may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Funds to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/ or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Trading Risk – Shares of the Funds may trade on the Exchange above or below their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of the Funds’ holdings. In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Funds inadvisable.

Fixed Income Securities Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – The prices of the Funds’ fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

Foreign Company Risk (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF and U.S. Large Cap Equity ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Foreign Currency Risk (Absolute Return ETF, Global Small Cap Equity ETF and Total International Equity ETF) – As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Funds would be adversely affected.

Foreign Government Agencies Risk (Absolute Return ETF and Opportunistic Credit ETF) – Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Growth Investment Style Risk (Global Small Cap Equity ETF, Total International Equity ETF and U.S. Large Cap Equity ETF) – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

High Yield Bond Risk (Absolute Return ETF and Opportunistic Credit ETF) – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Inflation Linked Securities Risk (Absolute Return ETF and Opportunistic Credit ETF) – Inflation linked securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation linked security and its associated inflation index affects both the sum the Funds are paid when the security matures and the amount of interest that the security pays the Funds. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Funds receive the adjusted principal or the original principal, whichever is greater.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Inflation Protected Securities Risk (Core Bond ETF and Opportunistic Credit ETF) – Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Funds are paid when the security matures and the amount of interest that the security pays the Funds. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Funds receive the adjusted principal or the original principal, whichever is greater.

Interest Rate Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – The risk that a change in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Funds invest. Generally the value of the Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Funds.

Investing in the United States Risk (Core Bond ETF, Opportunistic Credit ETF and U.S. Large Cap Equity ETF) – The Funds focus their investments in the United States. As a result, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Investment in Other Investment Companies Risk (All Funds) – Because the Funds invest in other investment companies, such as ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, Fund shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Funds’ own operations. The Funds do not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Funds’ ability to invest in other investment companies.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Large Capitalization Company Risk (Absolute Return ETF, Total International Equity ETF and U.S. Large Cap Equity ETF) – The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Liquidity Risk (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF, Global Small Cap Equity ETF and Total International Equity ETF) – Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mid-Capitalization Companies Risk (Global Small Cap Equity ETF, Total International Equity ETF and U.S. Large Cap Equity ETF) – The risk that mid-capitalization companies in which the Funds may invest may have greater price volatility, lower trading volume and be more vulnerable to adverse business or economic events than larger, more established companies. In addition, mid-capitalization companies may have narrow product lines, smaller shares of their product or service markets and fewer financial resources than large capitalization companies.

Money Market Instruments Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Funds to lose money by investing in these and other types of money market funds. The regulations governing money market funds were recently amended in July, 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Opportunistic Credit ETF) – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. “To-be-announced” transactions (“TBA Transactions”) involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Municipal Securities Risk (Absolute Return ETF and Opportunistic Credit ETF) – Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

New Adviser Risk (All Funds) – The Adviser has not previously served as an adviser to a registered investment company. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Funds.

New Fund Risk (All Funds) – Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-U.S. Government Securities Risk (Absolute Return ETF and Opportunistic Credit ETF) – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Preferred Stock Risk (Absolute Return ETF, Global Small Cap Equity ETF and Total International Equity ETF) – Preferred stocks in which the Funds may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Prepayment and Extension Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Funds may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Funds’ assets tied up in lower interest debt obligations.

REITs Risk (Absolute Return ETF and U.S. Large Cap Equity ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Residential Mortgage-Backed Securities Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Small-Capitalization Companies Risk (Global Small Cap Equity ETF) – The risk that, compared to mid- and large- capitalization companies, small-capitalization companies in which the Fund may invest may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Small- and Mid-Capitalization Company Risk (Absolute Return ETF) – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

U.S. Government Securities Risk (Absolute Return ETF, Core Bond ETF and Opportunistic Credit ETF) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (All Funds) – The risk that a security may be difficult to value. The Funds may value certain securities at a price higher or lower than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Value Investment Style Risk (Global Small Cap Equity ETF, Total International Equity ETF and U.S. Large Cap Equity ETF) – An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies’ true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

10. Other:

At April 30, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

11. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Other Information (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 19–20, 2024 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of funds; (vi) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s rationale for recommending the Sub-Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

THE ADVISORS’ INNER CIRCLE FUND II	frontier ETFs APRIL 30, 2025 (Unaudited)

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Frontier ETFs:

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Investment Adviser:

Frontier Asset Management, LLC

50 East Loucks Street, Suite 201

Sheridan, WY 82801

Sub-Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the

Fund described.

FRT-SA-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025